Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1 – Organization and Basis of Presentation

Stemtech Corporation and its Subsidiaries (collectively, the “Company”) was incorporated in the State of Nevada, USA on September 4, 2009 under the previous name Globe Net Wireless Corp. On November 19, 2021, the Company adopted an Amendment to its Articles changing the name of the Corporation to Stemtech Corporation in the state of Nevada, and on April 14, 2022, FINRA gave final approval for said name change, as evidenced by the 8-K filed that date. Stemtech is a global network marketing company that develops science-based products that it believes supports wellness by helping the body maintain healthy stem cell physiology, also known as stem cell enhancers. Known as the Stem Cell Nutrition Company®, the Company is a pioneer in stem cell science, and believes it can demonstrate that adult stem cells function as the natural renewal system of the body. The Company believes our products enhance and support the work of the body’s stem cells by releasing more stem cells, helping to circulate them in the blood and migrate them into tissues, where they can perform their daily function of renewal for optimal health. Our mission is to enhance wellness and prosperity around the world. These products are marketed internationally by the Company’s subsidiaries and through independent distributors. The Company markets its products under the following brands: RCM System, stemrelease3™, Stemflo® MigraStem™, OraStem® (Oral Health Care), and D-Fuze™ (Electromagnetic Frequency Blocker). Cellect One™ Rapid Renew Stem Cell Peptide Night Cream.

On August 19, 2021, Stemtech Corporation (“Stemtech”), a Delaware corporation, entered into a Merger Agreement (the “Merger Agreement”) with Globe Net Wireless Corp. (“Globe Net” or “GNTW”). The merger was accounted for as a reverse acquisition and recapitalization in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, Business Combinations. Management evaluated the guidance contained in ASC 805 with respect to the identification of the acquirer in the merger and concluded, based on a consideration of the pertinent facts and circumstances, that Stemtech acquired Globe Net for financial accounting purposes. On November 9, 2021, the Company changed its fiscal year end from a fiscal year end of August 31 to a calendar year end of December 31.

The consolidated financial statements include the accounts of Stemtech (Parent) and its ten (10) subsidiaries:

1)	Stemtech HealthSciences Corp (U.S.A.) (“Stemtech HealthSciences”) – 100%
2)	Stemtech Canada, Inc. (“Canada”) – 100%
3)	Stemtech Health Sciences S. de R.L. de C.V. (“Mexico”) – 100%
4)	Stemtech Services SARL de C.V. (Mexico) (“Stemtech Mexico”) – 100%
5)	Stemtech Malaysia Holdings Sdn. Bhd. (“Malaysia Holdings”) – 100%
6)	Stemtech Malaysia Sdn. Bhd. (“Malaysia”) – 70%
7)	Stemtech Taiwan Holding, Inc. (“Taiwan”) – 100%
8)	Tecrecel S.A. (“Ecuador”) – 100%
9)	Food & Health Tech Foodhealth SA (“Ecuador FHTFH”) – 100%
10)	Life Factor Research (“LFR”) – 100%
11)	Stemtech IP Holdings (“IP Holdings”) – 100%